Summary Of Accrued Expenses And Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011
Payables and Accruals [Abstract]
Employee compensation, payroll and other taxes	$ 79	$ 95	$ 101
Interest	42	60	63
Rebates	59	68	60
TRA obligation	63
Other	55	77	62
Accrued expenses and other current liabilities	$ 300	$ 300	$ 286